PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31,
	2025	2024
	(in thousands)
Value-added tax receivable	$2,190	$1,614
Prepaid income taxes	2,541	4,476
Advances to suppliers	3,459	3,515
Prepaid expenses	340	485
Other current assets	712	1,390
Total	$9,242	$11,480